Contingencies and Commitments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 4,040	$ 3,415
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	2,567	2,825
Financial guarantees
Commitments, guarantees:
Guarantor obligations, maximum exposure	$ 42	$ 48